Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419-8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

May 23, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (“Registrant”) File Nos. 002-73024 and 811-03213 Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 206/207 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of this Amendment is to register shares of NVIT iShares® Global Equity ETF Fund and NVIT iShares® Fixed Income ETF Fund (the “Funds”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment does not affect the prospectuses or statements of additional information of any of the Registrant’s other series.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Christopher J. Zimmerman at (202) 419-8402.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esq.

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